FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 0	$ 18
Derivative notional amount	(2)	164
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets associated with raw materials, energy, freight and emission rights	$ 438	$ 806
Derivative liabilities associated with raw materials, energy, freight and emission rights	(638)	(354)
Level 2 | Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	52	428
Derivative assets associated with raw materials, energy, freight and emission rights	172	640
Derivative liabilities associated with raw materials, energy, freight and emission rights	(120)	(212)
Level 2 | Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(11)	(3)
Level 2 | Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	3	12
Level 2 | Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	60	401
Level 2 | Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 0	$ 18